CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	JA Solar Holdings Co., Ltd.	Total JA Solar Holdings shareholders' equity	Ordinary shares.	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive Income/(loss)	Non-controlling interest	Total
Balance at Dec. 31, 2012		¥ 4,892,824	¥ 153	¥ 5,135,587	¥ 416,647	¥ (656,545)	¥ (3,018)
Balance at Dec. 31, 2012									¥ 4,892,824
Balance (in shares) at Dec. 31, 2012			199,863,607
Increase (Decrease) in Shareholders' Equity
Share based compensation		9,401		9,401					9,401
Vesting of restricted share units		3,389		3,389					3,389
Vesting of restricted share units (in shares)			401,750
Repurchase and retirement of ADS (in shares)			1,281,890
Reversal of statutory reserves					(6,497)	6,497
Acquisition of a subsidiary(Note 3)								¥ 81,029	81,029
Issuance of ordinary shares, net of warrants issuance (Note 22)		9	¥ 9						9
Issuance of ordinary shares, net of warrants issuance (Note 22) (in shares)			15,228,425
Exercise of warrants (Note 22)		178,808	¥ 8	178,800					178,808
Exercise of warrants (Note 22) (in shares)			10,724,165
Fair value of warrants in excess of net proceeds of equity offering (Note 22)		(44,396)				(44,396)			(44,396)
Net (loss) / income	¥ (429,280)	(429,280)				(429,280)		2,788	(426,492)
Other comprehensive income for foreign currency translation adjustment		9,507					9,507		9,507
Balance at Dec. 31, 2013		4,620,262	¥ 170	5,327,177	410,150	(1,123,724)	6,489	83,817
Balance at Dec. 31, 2013									4,704,079
Balance (in shares) at Dec. 31, 2013			227,499,837
Increase (Decrease) in Shareholders' Equity
Share based compensation		16,281		16,281					16,281
Vesting of restricted share units (in shares)			85,000
Exercise of stock options		2,171		2,171					2,171
Exercise of stock options (in shares)			268,750
Reversal of statutory reserves					26,657	(26,657)
Exercise of warrants (Note 22)		293,090	¥ 16	293,074					293,090
Exercise of warrants (Note 22) (in shares)			24,448,330
Net (loss) / income	423,771	423,771				423,771		22,879	446,650
Other comprehensive income for foreign currency translation adjustment		4,597					4,597		4,597
Balance at Dec. 31, 2014	¥ 5,360,172	5,360,172	¥ 186	5,638,703	436,807	(726,610)	11,086	106,696	5,360,172
Balance at Dec. 31, 2014									¥ 5,466,868
Balance (in shares) at Dec. 31, 2014	252,301,917		252,301,917						252,301,917
Increase (Decrease) in Shareholders' Equity
Share based compensation		9,405		9,405					¥ 9,405
Vesting of restricted share units (in shares)			267,500
Exercise of stock options		1,196		1,196					1,196
Exercise of stock options (in shares)			140,000
Reversal of statutory reserves					116,337	(116,337)
Exercise of warrants (Note 22)		(139,753)	¥ (10)			(139,743)			(139,753)
Exercise of warrants (Note 22) (in shares)			(14,855,815)
Fair value of warrants in excess of net proceeds of equity offering (Note 22)									(44,396)
Net (loss) / income	¥ 623,713	623,713				623,713		(9,243)	614,470
Other comprehensive income for foreign currency translation adjustment		(35,038)					(35,038)		(35,038)
Balance at Dec. 31, 2015	¥ 5,819,695	¥ 5,819,695	¥ 176	¥ 5,649,304	¥ 553,144	¥ (358,977)	¥ (23,952)	¥ 97,453	5,819,695
Balance at Dec. 31, 2015									¥ 5,917,148
Balance (in shares) at Dec. 31, 2015	237,853,602		237,853,602						237,853,602